Note 16 - Condensed Parent Company Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 4,144	$ 2,418	$ 2,285	$ 1,814	$ 2,435	$ 1,786	$ 2,200	$ 1,799	$ 10,661	$ 8,220	$ 3,846
Stock option expense									266	165	100
Depreciation and amortization									1,240	1,052	938
(Increase) decrease in other assets									(1,259)	(944)	(519)
Net cash provided by operating activities									3,623	5,149	5,860
Acquisition of Benchmark										(3,413)	(24,660)
Proceeds from other borrowings										30,693	57,148
Principal payments on other borrowings									(6,693)	(22,398)	(18,774)
Purchase of treasury stock									(95)
Proceeds from sale of treasury shares									71	39	27
Cash dividends paid									(1,702)	(1,568)	(1,569)
Net cash provided by (used in) financing activities									32,390	42,494	47,093
Net increase (decrease) in cash									9,937	(10,799)	13,088
Cash at beginning of the year				16,475				27,274	16,475	27,274	14,186
Cash at end of the year	26,412				16,475				26,412	16,475	27,274
Parent Company [Member]
Net income									10,661	8,220	3,846
Equity in undistributed net income of bank subsidiary									(9,994)	(5,066)	23,319
Stock option expense									266	165	100
Depreciation and amortization									34	34	34
(Increase) decrease in other assets									(1,221)	969	(945)
Increase (decrease) in other liabilities									421	40	(86)
Net cash provided by operating activities									167	4,362	26,268
Acquisition of Benchmark										(3,413)	(30,752)
Proceeds from other borrowings											10,000
Principal payments on other borrowings									(1,000)	(250)
Purchase of treasury stock									(95)
Proceeds from sale of treasury shares									71	39	27
Cash dividends paid									(1,702)	(1,568)	(1,569)
Net cash provided by (used in) financing activities									(2,726)	(1,779)	8,458
Net increase (decrease) in cash									(2,559)	(830)	3,974
Cash at beginning of the year				$ 3,438				$ 4,268	3,438	4,268	294
Cash at end of the year	$ 879				$ 3,438				$ 879	$ 3,438	$ 4,268